Summary of geographical information (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	$ 2,051,016	$ 16,436
Other income	1,224,031	956,547
Net other gains		20,913
Cost of goods sold	(1,195,095)	(183,025)
Finance costs	(15,989)	(7,423)
Laboratory and research and development	(2,130,979)	(1,061,691)
Corporate and administration	(1,937,292)	(2,618,265)
Income tax expenses
Operating segments [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	2,051,016	16,436
Other income	1,208,991	956,547
Net other gains	15,040	20,913
Total segment revenue & other income	3,275,047	993,896
Cost of goods sold	(1,195,095)	(183,025)
Depreciation and amortisation	(99,845)	(100,856)
Finance costs	(15,989)	(7,423)
Share-based payments	(227,208)	(601,271)
Laboratory and research and development	(2,130,979)	(1,061,691)
Corporate and administration	(1,495,507)	(1,807,817)
Other operating expenses	(1,877,063)	(598,463)
Depreciation for right-of-use assets	(114,732)	(108,445)
Total segment expenses	(7,156,418)	(4,468,991)
Income tax expenses
Loss for the period	(3,881,371)	(3,475,095)
Total Segment Assets	22,542,121	18,843,304
Total Segment Liabilities	(3,091,259)	(1,362,645)
Operating segments [member] | AUSTRALIA
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	475	4,840
Other income	1,208,991	954,634
Net other gains	15,040	20,913
Total segment revenue & other income	1,224,506	980,387
Cost of goods sold	(80,722)	(177,451)
Depreciation and amortisation	(99,047)	(100,732)
Finance costs	(10,271)	(2,367)
Share-based payments	(227,208)	(601,271)
Laboratory and research and development	(2,045,685)	(996,587)
Corporate and administration	(1,268,744)	(1,805,078)
Other operating expenses	(1,522,725)	(383,047)
Depreciation for right-of-use assets	(102,966)	(98,647)
Total segment expenses	(5,357,368)	(4,165,180)
Income tax expenses
Loss for the period	(4,132,862)	(3,184,793)
Total Segment Assets	21,558,450	18,706,851
Total Segment Liabilities	(2,235,942)	(1,220,207)
Operating segments [member] | UNITED STATES
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	856,737	11,596
Other income		1,913
Net other gains
Total segment revenue & other income	856,737	13,509
Cost of goods sold	(467,445)	(5,574)
Depreciation and amortisation	(798)	(124)
Finance costs	(5,718)	(5,056)
Share-based payments
Laboratory and research and development	(85,294)	(65,104)
Corporate and administration	(14,463)	(2,739)
Other operating expenses	(230,757)	(215,416)
Depreciation for right-of-use assets	(11,766)	(9,798)
Total segment expenses	(816,241)	(303,811)
Income tax expenses
Loss for the period	40,496	(290,302)
Total Segment Assets	286,296	136,453
Total Segment Liabilities	(55,017)	(142,438)
Operating segments [member] | Europe [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	1,193,804
Other income
Net other gains
Total segment revenue & other income	1,193,804
Cost of goods sold	(646,928)
Depreciation and amortisation
Finance costs
Share-based payments
Laboratory and research and development
Corporate and administration	(212,300)
Other operating expenses	(123,581)
Depreciation for right-of-use assets
Total segment expenses	(982,809)
Income tax expenses
Loss for the period	210,995
Total Segment Assets	697,375
Total Segment Liabilities	$ (800,300)